Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Prepaid Expenses and Accrued Income

in CHF thousands	2021	2020
Prepayments	5,652	1,252
Accrued income	76	2
Balance at December 31	5,728	1,254